BASIS OF PRESENTATION AND BUSINESS OVERVIEW (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	24 Months Ended
	Oct. 02, 2011	Oct. 02, 2011	Dec. 31, 2011
Business Overview [Abstract]
Date company was organized			Apr. 01, 2004
Depreciation expense that would have been incurred had HKEC included as held-and-used	$ 46	$ 138
Subsidiary Sale of Stock [Line Items]
Number of operating facilities (in Facilities)			7
Number of operating locations (in Locations)			9
Martell Electric [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Feb. 03, 2010
Ideal [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Feb. 03, 2010
AMP [Member]
Subsidiary Sale of Stock [Line Items]
Date of completion of sale of 100% subsidiary shares (Date)			Mar. 08, 2010